Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2023
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Basic Earnings Per Share
Details of basic earnings per share were as follows:

	Years ended
	January 31, 2023	January 31, 2022
Net income attributable to shareholders	$863.9	$793.9

Weighted average number of shares	79,382,008	82,973,284

Earnings per share - basic	$10.88	$9.57

Diluted Earnings Per Share
Details of diluted earnings per share were as
follows:

	Years ended
	January 31, 2023	January 31, 2022
Net income attributable to shareholders	$863.9	$793.9

Weighted average number of shares	79,382,008	82,973,284
Dilutive effect of stock options	1,564,094	2,286,236
Weighted average number of diluted shares	80,946,102	85,259,520

Earnings per share - diluted	$10.67	$9.31